Fair Value Measurement (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Financials Instruments Recurring Basis
		Fair Value Measurement
June 30, 2019	Fair Value	Level 3

Bond portfolio	$16,100,937	$16,100,937

		Fair Value Measurement
December 31, 2018	Fair Value	Level 3

Bond portfolio	$15,389,807	$15,389,807

		Fair Value Measurement
December 31, 2018	Fair Value	Level 3

Bond portfolio	$15,389,807	$15,389,807

		Fair Value Measurement
December 31, 2017	Fair Value	Level 3

Bond portfolio	$14,229,755	$14,229,755

Fair Value Bond Portfolio
Bond Portfolio

Balance at December 31, 2018	$15,389,807
Additional losses on bond portfolio	(100,000)
Purchases	895,000
Proceeds	(83,870)
Balance at June 30, 2019	$16,100,937

	2018	2017
Balance at beginning of year	$14,229,755	$11,482,616
Purchases	1,883,052	2,964,000
Proceeds	(723,000)	(216,861)
Balance at end of year	$15,389,807	$14,229,755

Fair Value Financials Instruments Nonrecurring Basis
	June 30, 2019
	Level 1	Level 2	Level 3	Fair Value at June 30, 2019
Impaired Loans	$—	$—	$611,390	$611,390
Real estate held for resale	—	—	327,925	327,925
Totals	$—	$—	$939,315	$939,315

	December 31, 2018
	Level 1	Level 2	Level 3	Fair Value at December 31, 2018
Impaired Loans	$—	$—	$665,267	$665,267
Real estate held for resale	—	—	340,659	340,659
Totals	$—	$—	$1,005,926	$1,005,926

	December 31, 2018
	Level 1	Level 2	Level 3	Fair Value at December 31, 2018
Impaired Loans	$—	$—	$665,267	$665,267
Real estate held for resale	—	—	340,659	340,659
	$—	$—	$1,005,926	$1,005,926

	December 31, 2017
	Level 1	Level 2	Level 3	Fair Value at December 31, 2017
Impaired Loans	$—	$—	$1,321,500	$1,321,500
Real estate held for resale	—	—	225,872	225,872
	$—	$—	$1,547,372	$1,547,372

Change Fair Value Financial Instruments Nonrecurring Basis
	Impaired Loans	Real Estate Held for Sale

Balance at December 31, 2018	$665,267	$340,659
Dispositions/Proceeds	(28,891)	-
Impairment	(24,986)	(12,734)
Balance at June 30, 2019	$611,390	$327,925

	Impaired Loans	Real Estate Held for Sale

Balance at December 31, 2016	$1,189,873	$340,872
Additions/Acquisitions	197,034	-
Dispositions/Proceeds	(5,465)	(115,000)
Impairment	(59,942)	-
Balance at December 31, 2017	$1,321,500	$225,872
Additions/Acquisitions	-	125,249
Dispositions/Proceeds	(546,406)	-
Impairment	(109,827)	(10,462)
Balance at December 31, 2018	$ 665,267	$340,659